Document and Entity Information	0 Months Ended
Dec. 29, 2014
Risk/Return:
Document Type	497
Document Period End Date	Dec. 29, 2014
Registrant Name	MFS SERIES TRUST XI
Central Index Key	0000911637
Amendment Flag	false
Document Creation Date	Dec. 29, 2014
Document Effective Date	Dec. 29, 2014
Prospectus Date	Jan. 28, 2014
MFS® Blended Research® Core Equity Fund | A
Risk/Return:
Trading Symbol	MUEAX
MFS® Blended Research® Core Equity Fund | B
Risk/Return:
Trading Symbol	MUSBX
MFS® Blended Research® Core Equity Fund | C
Risk/Return:
Trading Symbol	MUECX
MFS® Blended Research® Core Equity Fund | I
Risk/Return:
Trading Symbol	MUSEX
MFS® Blended Research® Core Equity Fund | R1
Risk/Return:
Trading Symbol	MUERX
MFS® Blended Research® Core Equity Fund | R2
Risk/Return:
Trading Symbol	MUESX
MFS® Blended Research® Core Equity Fund | R3
Risk/Return:
Trading Symbol	MUETX
MFS® Blended Research® Core Equity Fund | R4
Risk/Return:
Trading Symbol	MUEUX
MFS® Blended Research® Core Equity Fund | R5
Risk/Return:
Trading Symbol	MUEVX